INCOME TAXES - Schedule of Income Tax Provision (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Current provisions for income taxes:
Federal Current					$ 702	$ 302
Foreign Current					1,444	489
State Current					472	53
Total Current					2,618	844
Deferred tax expense (benefit):
Federal Deferred					574	(642)
Foreign Deferred					488	(149)
State Deferred					18	(262)
Total Deferred			$ 2,008	$ 1,737	1,080	(1,053)
Income tax provision	$ 1,376	$ 1,791	$ 3,099	$ 2,220	$ 3,697	$ (209)